Quarterly Holdings Report
for
Fidelity® Short-Term Treasury Bond Index Fund
November 30, 2025
STD-NPRT3-0126
1.841647.119
U.S. Treasury Obligations - 98.7%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds 5.5% 8/15/2028	4.81	11,019,600	11,597,268
US Treasury Bonds 6.375% 8/15/2027	4.07	12,888,100	13,497,768
US Treasury Bonds 6.5% 11/15/2026	3.75	4,120,400	4,232,423
US Treasury Notes 0.375% 7/31/2027	2.72 to 4.24	66,256,400	62,899,582
US Treasury Notes 0.375% 9/30/2027	4.02 to 4.25	35,693,800	33,720,881
US Treasury Notes 0.5% 10/31/2027	3.82 to 4.35	29,608,300	27,969,434
US Treasury Notes 0.5% 4/30/2027	4.67	15,906,500	15,241,037
US Treasury Notes 0.5% 5/31/2027	3.63 to 4.07	36,843,700	35,217,396
US Treasury Notes 0.5% 6/30/2027	2.74 to 4.11	40,772,400	38,885,084
US Treasury Notes 0.5% 8/31/2027	4.09	4,444,200	4,217,997
US Treasury Notes 0.625% 11/30/2027	3.82	16,385,600	15,483,112
US Treasury Notes 0.625% 12/31/2027	4.03	60,272,300	56,820,769
US Treasury Notes 0.625% 3/31/2027	3.97 to 4.43	41,107,800	39,548,594
US Treasury Notes 0.625% 8/15/2030	3.55	1,700,000	1,482,785
US Treasury Notes 0.75% 1/31/2028	3.62 to 4.19	67,075,700	63,266,010
US Treasury Notes 1% 7/31/2028	4.19	50,833,800	47,632,859
US Treasury Notes 1.125% 2/29/2028	3.58 to 4.19	31,961,700	30,338,645
US Treasury Notes 1.25% 12/31/2026	1.25 to 4.40	82,407,300	80,350,336
US Treasury Notes 1.25% 3/31/2028	3.83	2,347,600	2,231,137
US Treasury Notes 1.25% 4/30/2028	3.55	37,754,000	35,808,784
US Treasury Notes 1.25% 5/31/2028	3.94 to 4.15	72,441,700	68,587,576
US Treasury Notes 1.25% 6/30/2028	4.17	1,197,800	1,131,968
US Treasury Notes 1.25% 9/30/2028	4.66	66,740,300	62,730,668
US Treasury Notes 1.5% 1/31/2027	1.62	10,888,300	10,628,002
US Treasury Notes 1.5% 11/30/2028	3.58	13,650,000	12,878,455
US Treasury Notes 1.5% 8/15/2026	4.71	6,707,600	6,603,716
US Treasury Notes 1.875% 2/28/2027	1.72	22,422,400	21,958,186
US Treasury Notes 1.875% 2/28/2029	4.28	85,809,000	81,515,198
US Treasury Notes 2.25% 11/15/2027	4.12	23,284,800	22,733,605
US Treasury Notes 2.25% 2/15/2027	4.63	7,761,600	7,639,415
US Treasury Notes 2.25% 8/15/2027	3.69 to 3.83	14,277,500	13,975,218
US Treasury Notes 2.375% 3/31/2029	4.23	39,814,200	38,384,932
US Treasury Notes 2.375% 5/15/2027	4.56	16,912,700	16,631,923
US Treasury Notes 2.375% 5/15/2029	4.52	11,834,100	11,392,633
US Treasury Notes 2.5% 3/31/2027	2.43 to 2.86	20,362,300	20,079,137
US Treasury Notes 2.625% 5/31/2027	2.82	45,276,100	44,664,165
US Treasury Notes 2.75% 2/15/2028	4.21	11,211,200	11,036,025
US Treasury Notes 2.75% 4/30/2027	4.41 to 4.46	14,756,600	14,591,741
US Treasury Notes 2.75% 5/31/2029	4.52	37,658,200	36,697,622
US Treasury Notes 2.75% 7/31/2027	2.71	13,415,100	13,244,267
US Treasury Notes 2.875% 4/30/2029	4.75	31,332,100	30,677,308
US Treasury Notes 3.125% 8/31/2027	4.07	6,174,800	6,132,589
US Treasury Notes 3.25% 6/30/2027	3.04	8,671,900	8,633,622
US Treasury Notes 3.375% 9/15/2027	3.56	12,500,000	12,467,285
US Treasury Notes 3.375% 9/15/2028	3.62	24,500,000	24,423,438
US Treasury Notes 3.5% 1/31/2028	3.60 to 4.19	56,870,600	56,870,600
US Treasury Notes 3.5% 1/31/2030	3.90	7,450,000	7,430,502
US Treasury Notes 3.5% 10/15/2028	3.60	13,900,000	13,900,000
US Treasury Notes 3.5% 10/31/2027	3.51 to 3.60	33,350,000	33,342,183
US Treasury Notes 3.5% 11/15/2028	3.49	24,850,000	24,855,824
US Treasury Notes 3.5% 4/30/2028	4.47	1,533,200	1,533,402
US Treasury Notes 3.5% 4/30/2030	3.73	30,400,000	30,302,625
US Treasury Notes 3.5% 9/30/2027	3.52 to 3.61	42,450,000	42,438,392
US Treasury Notes 3.5% 9/30/2029	3.56	39,300,000	39,227,848
US Treasury Notes 3.625% 10/31/2030	3.60 to 3.71	122,050,000	122,154,888
US Treasury Notes 3.625% 8/15/2028	3.58	17,000,000	17,058,438
US Treasury Notes 3.625% 8/31/2027	3.61	26,850,000	26,893,002
US Treasury Notes 3.625% 8/31/2029	3.71	66,500,700	66,672,147
US Treasury Notes 3.625% 8/31/2030	3.69	87,300,000	87,388,664
US Treasury Notes 3.625% 9/30/2030	3.60 to 3.74	43,500,000	43,540,781
US Treasury Notes 3.75% 12/31/2028	3.85 to 3.91	11,538,500	11,621,433
US Treasury Notes 3.75% 4/15/2028	3.58 to 3.87	40,050,000	40,279,975
US Treasury Notes 3.75% 4/30/2027	3.59 to 3.81	29,300,000	29,370,961
US Treasury Notes 3.75% 5/15/2028	3.70 to 3.85	26,750,000	26,915,596
US Treasury Notes 3.75% 5/31/2030	3.98	29,150,000	29,348,129
US Treasury Notes 3.75% 6/30/2027	3.72	24,300,000	24,374,039
US Treasury Notes 3.75% 8/15/2027	3.76 to 4.12	22,257,500	22,336,619
US Treasury Notes 3.875% 10/15/2027	3.81	24,100,000	24,253,449
US Treasury Notes 3.875% 11/30/2027	3.61 to 4.03	53,516,800	53,893,090
US Treasury Notes 3.875% 11/30/2029	4.10	9,850,000	9,964,275
US Treasury Notes 3.875% 3/15/2028	3.57 to 3.88	26,900,000	27,128,019
US Treasury Notes 3.875% 3/31/2027	3.89	21,400,000	21,477,742
US Treasury Notes 3.875% 4/30/2030	3.72 to 3.92	22,350,000	22,618,025
US Treasury Notes 3.875% 5/31/2027	3.46 to 3.89	11,900,000	11,954,852
US Treasury Notes 3.875% 6/15/2028	3.42 to 3.55	16,700,000	16,857,867
US Treasury Notes 3.875% 6/30/2030	3.69 to 3.79	67,100,000	67,909,918
US Treasury Notes 3.875% 7/15/2028	3.89	13,150,000	13,275,336
US Treasury Notes 3.875% 7/31/2027	3.94	22,550,000	22,670,678
US Treasury Notes 3.875% 7/31/2030	3.95	42,850,000	43,362,191
US Treasury Notes 4% 1/15/2027	4.18	13,200,000	13,255,688
US Treasury Notes 4% 12/15/2027	4.05	15,000,000	15,148,382
US Treasury Notes 4% 2/28/2030	4.00	66,300,000	67,405,863
US Treasury Notes 4% 2/29/2028	4.04	3,401,700	3,438,375
US Treasury Notes 4% 3/31/2030	3.95	42,200,000	42,908,828
US Treasury Notes 4% 5/31/2030	3.95	45,250,000	46,029,502
US Treasury Notes 4% 7/31/2029	3.64 to 4.10	63,137,200	64,118,788
US Treasury Notes 4.125% 1/31/2027	4.20	29,150,000	29,317,385
US Treasury Notes 4.125% 10/31/2027	4.24	6,947,100	7,025,526
US Treasury Notes 4.125% 10/31/2029	3.70 to 4.15	45,350,000	46,283,572
US Treasury Notes 4.125% 11/15/2027	4.02	17,050,000	17,245,143
US Treasury Notes 4.125% 11/30/2029	4.08	28,700,000	29,298,664
US Treasury Notes 4.125% 2/28/2027	3.99	18,150,000	18,264,855
US Treasury Notes 4.125% 3/31/2029	3.45 to 4.21	10,776,900	10,978,546
US Treasury Notes 4.125% 7/31/2028	3.94	12,350,000	12,548,275
US Treasury Notes 4.125% 8/31/2030	3.69	3,700,000	3,783,539
US Treasury Notes 4.125% 9/30/2027	3.44	1,629,000	1,646,308
US Treasury Notes 4.25% 1/15/2028	4.24	12,500,000	12,688,965
US Treasury Notes 4.25% 1/31/2030	4.33	39,300,000	40,327,019
US Treasury Notes 4.25% 12/31/2026	3.87	29,390,000	29,580,576
US Treasury Notes 4.25% 2/15/2028	3.96	21,150,000	21,485,951
US Treasury Notes 4.25% 2/28/2029	4.12	9,100,000	9,302,262
US Treasury Notes 4.25% 3/15/2027	4.26	34,500,000	34,785,703
US Treasury Notes 4.25% 6/30/2029	4.35	48,588,000	49,749,554
US Treasury Notes 4.375% 11/30/2028	4.29	91,606,200	93,860,572
US Treasury Notes 4.375% 12/15/2026	4.01 to 4.19	17,696,100	17,830,903
US Treasury Notes 4.375% 12/31/2029	4.39	36,350,000	37,458,959
US Treasury Notes 4.375% 7/15/2027	4.07	7,857,400	7,960,064
US Treasury Notes 4.375% 8/31/2028	4.25	90,073,100	92,127,893
US Treasury Notes 4.5% 5/31/2029	3.68 to 4.50	40,296,900	41,573,493
US Treasury Notes 4.625% 11/15/2026	4.02	1,868,500	1,885,565
US Treasury Notes 4.625% 4/30/2029	4.09	3,600,000	3,726,281
US Treasury Notes 4.625% 6/15/2027	3.80	2,299,700	2,336,262
US Treasury Notes 4.625% 9/30/2028	4.04	20,150,000	20,762,371
US Treasury Notes 4.875% 10/31/2028	4.83	38,559,600	40,014,623
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,305,754,821)			3,339,256,340

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $7,675,010)	4.02	7,673,475	7,675,010

TOTAL INVESTMENT IN SECURITIES - 98.9% (Cost $3,313,429,831)	3,346,931,350
NET OTHER ASSETS (LIABILITIES) - 1.1%	38,038,908
NET ASSETS - 100.0%	3,384,970,258

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	27,280,209	471,793,037	491,398,235	501,279	(1)	-	7,675,010	7,673,475	0.0%
Fidelity Securities Lending Cash Central Fund	-	459,668,555	459,668,555	18,930	-	-	-	-	0.0%
Total	27,280,209	931,461,592	951,066,790	520,209	(1)	-	7,675,010

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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